Accounts receivable, net - Factoring agreement (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Oct. 31, 2024
Credit Loss [Abstract]
Minimum interest rate	6.00%		4.80%
Factoring agreement period	1 year
Factoring accounts receivable	¥ 149,000	¥ 150,000	¥ 250,000
Factoring accounts receivable, advanced amount		¥ 384,225